UNITED STATES
SECURITIES AND EXCHANGE

COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-548-7786

Date of fiscal year end:	12/31

Date of reporting period:	7/1/14 – 6/30/15

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05987
Reporting Period: 07/01/2014 - 06/30/2015
Morgan Stanley New York Municipal Money Market Trust

============= Morgan Stanley New York Municipal Money Market Trust =============

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

Ticker:       MNE            Security ID:  09255F307
Meeting Date: JUL 30, 2014   Meeting Type: Annual
Record Date:  JUN 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

Ticker:       BSE            Security ID:  09249U303
Meeting Date: JUL 30, 2014   Meeting Type: Annual
Record Date:  JUN 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director R. Glenn Hubbard         For       For          Management
1.4   Elect Director W. Carl Kester           For       For          Management

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NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656701
Meeting Date: AUG 15, 2014   Meeting Type: Annual
Record Date:  JUN 19, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve New Investment Management       For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC
2     Approve New Subadvisory Agreement       For       For          Management
      Between Nuveen Fund Advisors and
      Nuveen Asset Management, LLC
3.1   Elect Director William Adams IV         For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management

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NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656701
Meeting Date: MAR 26, 2015   Meeting Type: Annual
Record Date:  JAN 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1c.3  Elect Director William C. Hunter        For       For          Management
1c.4  Elect Director William J. Schneider     For       For          Management

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NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.

Ticker:       NNP            Security ID:  67062R609
Meeting Date: AUG 05, 2014   Meeting Type: Special
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2a    Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC

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NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.

Ticker:       NNP            Security ID:  67062R609
Meeting Date: APR 20, 2015   Meeting Type: Annual
Record Date:  FEB 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Adams, IV        For       For          Management
1.2   Elect Director Jack B. Evans            For       For          Management
1.3   Elect Director David J. Kundert         For       For          Management
1.4   Elect Director John K. Nelson           For       For          Management
1.5   Elect Director Thomas S. Schreier, Jr.  For       For          Management
1.6   Elect Director Judith M. Stockdale      For       For          Management
1.7   Elect Director Carole E. Stone          For       For          Management
1.8   Elect Director Virginia L. Stringer     For       For          Management
1.9   Elect Director Terence J. Toth          For       For          Management
1.10  Elect Director William C. Hunter        For       For          Management
1.11  Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds         For       For          Management
      Between Nuveen New York Performance
      Plus Municipal Fund, Inc. and Nuveen
      New York Dividend Advantage Municipal
      Fund

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley New York Municipal Money Market Trust

By (Signature and Title)*
/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.